Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss for the year	$ (5,844,700)	$ (29,589,382)	$ (18,666,058)	[1],[2]
Currency translation differences	(122,561)	(130,860)	(260,682)
Remeasurements of defined benefit plan	(271,578)	3,486	551,649
Total comprehensive loss for the year	(6,238,839)	(29,716,756)	(18,375,091)
Attributable to:
Equity holders of the Company	(6,255,196)	(29,697,846)	(18,276,544)
Non-controlling interests	16,357	(18,910)	(98,547)
Comprehensive income	$ (6,238,839)	$ (29,716,756)	$ (18,375,091)

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake for fiscal year ended December 31, 2022 (Note 27).